Other payables and accruals	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other payables and accruals
12.	Other payables and accruals

	As of December 31,
	2020	2021
	RMB’000	RMB’000

VAT payable	19,546	41,111
Advances from transacting users	8,387	22,433
Payables to charging stations	3,836	12,657
Accrued expenses	775	10,605
Employee benefit payables	3,744	9,784
Payables for charging piles procurement	484	3,618
Income tax payable	51	777
Others	2,411	6,455

	39,234	107,440